Business combinations and capital reorganization	12 Months Ended
Dec. 31, 2024
Business Combination [Abstract]
Business combinations and capital reorganization	Business combinations and capital reorganization
Merger between Allego Holding B.V. and Spartan Acquisition Corp. III (the "SPAC Transaction”)
On July 28, 2021, Allego Holding and Spartan signed a Business Combination Agreement ("BCA"). Prior to the SPAC Transaction, Spartan was listed on the NYSE in the United States (NYSE: SPAQ).
In connection with the merger, Athena Pubco B.V. — a private limited liability parent company (besloten vennootschap met beperkte aansprakelijkheid) under Dutch law — was incorporated by Madeleine (the Company’s then immediate parent entity) on June 3, 2021. This newly incorporated entity acquired 100% of the outstanding equity of Allego Holding and Spartan. As a result of the merger, Spartan ceased to exist. The Group received €146,035 thousand ($161,080 thousand1) of gross proceeds[2] from a combination of a PIPE offering of €136,048 thousand ($150,000 thousand1) at €9.07 ($10.001) per share, along with €9,987 thousand ($11,080 thousand1) of cash held in trust by Spartan after redemptions. Meridiam — the existing shareholder of the Company — rolled 100% of its equity and, together with management and former advisors, retained 82% of the combined entity.
On March 9, 2022, Spartan convened a special meeting of stockholders (“the Special Meeting”). At the Special Meeting, Spartan’s stockholders approved the business combination proposal.
On March 16, 2022 (“the Closing Date”), the following transactions occurred pursuant to the terms of the BCA:
•Athena Pubco B.V. changed its legal form from a private limited liability company to a public limited liability company (naamloze vennootschap), changed its name to Allego N.V. and entered into the Deed of Conversion containing the Articles of Association of Allego N.V.
•The Group’s shareholder loans of €101,931 thousand were converted into equity.
•The Company consummated the previously announced business combination pursuant to the terms of the BCA and became a publicly traded company on the NYSE.
On March 17, 2022, trading in the new public company commenced on the NYSE. The new public company — Allego N.V. — traded under the Allego name under the ticker symbol “ALLG” until August 22, 2024, when it was delisted as a result of the TFA.
The fair value of Spartan’s net assets at the Closing Date amounted to negative €71,117 thousand, consisting of cash and cash equivalents of €10,079 thousand, receivable balances of €5,185 thousand, warrant liabilities of €42,253 thousand and transaction costs liabilities of €44,128 thousand.
The fair value of the Company’s shares exchanged in the transaction to Spartan amounted to €87,597 thousand. This resulted in a difference with the net assets of Spartan of €158,714 thousand. The difference is considered as an expense and was recognized in general and administrative expenses in the consolidated statement of profit and loss of the Group at the Closing Date, which represented the costs of service in respect of the stock exchange listing for Spartan’s shares.
Treatment of transaction costs
The total costs incurred in relation to the SPAC Transaction were analyzed to determine which were directly attributed to the issuance of new shares and therefore are to be deducted from equity directly instead of being recognized in the consolidated statement of profit or loss. No transaction costs were incurred during the year ended December 31, 2023 and 2022 that were directly attributable to the issuance of new shares. For the year ended December 31, 2023, transaction costs incurred of € nil (December 31, 2022: €7,190 thousand) were not directly attributable to the issuance of new shares. These transaction costs were recorded in the consolidated statement of profit or loss, within general and administrative expenses. No transaction costs were incurred in relation to the SPAC Transaction during the years ended December 31, 2023 and December 31, 2024.
Impact of the SPAC Transaction on loss per share
Upon the completion of the SPAC Transaction the already existing 124 shares in Allego Holding were exchanged for 235,935,061 shares with no cash contribution being made. As such, the exchange ratio used at March 16, 2022, has been deemed to be 1,902,702.
The contribution in kind of Spartan shares modified the number of ordinary shares with a change in resources (the net assets of Spartan are new in the Allego Group and are considered a change in resources). Therefore, such new shares would impact the weighted average number of ordinary shares outstanding from March 16, 2022. Consequently, the weighted average number of ordinary shares outstanding for basic and diluted earnings per share (“EPS”) for the period prior to March 16, 2022 is as follows:

December 31, 2022
Shares for basic EPS Allego Holding	100
Exchange ratio	1,902,702
Adjusted number of shares	190,270,211
Acquisition of Mega-E (asset acquisition)
Following the execution of the SPAC Transaction on March 16, 2022, the Group exercised its call option right to acquire Mega-E, pursuant to the terms of the Mega-E Option. The main asset acquired was property, plant and equipment, which was initially measured at cost by allocating the purchase price based on the relative fair values of the assets. Allego has 100% interest in its subsidiaries, except for GreenToWheel SAS (“GreenToWheel”) in which it holds an interest of 80%, resulting in a 20% Non-controlling Interest (“NCI”). The transaction has been accounted for as an acquisition of assets due to Mega-E not meeting the definition of a business under IFRS 3 Business Combinations.

Acquisition of MOMA (business combination)
On June 7, 2022, the Group closed two separate share and sale purchase agreements (the “Agreements”) to acquire shares representing 100% of the share capital of MOMA in a business combination agreement (the “MOMA Business Combination”). The Group paid a total purchase consideration of €59,986 thousand and the fair value of the net identifiable assets acquired was €49,262 thousand, resulting in the recognition of goodwill of €10,724 thousand. During the year ended December 31, 2024, customer relationships and software recognized as part of MOMA acquisition were fully impaired and derecognized, due to the loss of MOMA key customers. Refer to Note 16 for further details of the considerations for impairment.